Cash and cash equivalents	12 Months Ended
Dec. 31, 2018
Cash and cash equivalents [Abstract]
Cash and cash equivalents
5	Cash and cash equivalents

Cash and cash equivalents at December 31, 2018 and 2017, are summarized as follows:

	2018	2017
Cash on hand	$864	$925
Cash at banks	123,950	158,035
Short-term investments (a)	154,028	263,123
Restricted cash	39,313	39,471
	$318,155	$461,554

(a)	Includes fix-term deposits (promissory notes) and repurchase/resell agreements with terms up to 3 days.

Restricted cash
As at December 2018 and 2017, restricted cash represents the amount required to guarantee payments according to the obligations arising from the debt agreements for the acquisition of vessels and guarantee found for the sale of Terminal Marítima de Tuxpan, S.A. de C.V.